Stock Option Plan and Stock-Based Compensation - Summary of Black-Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Table Text Block Supplement [Abstract]
Risk-free interest rate	4.16%	3.74%
Expected life of the options	5 years 5 months 19 days	6 years 3 days
Dividend rate	0.00%	0.00%
Volatility	54.51%	52.74%
Fair value per share of common stock	$ 12.6	$ 30.52